10. Related Party Transactions (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Beneficial Owner, David W. Cheek
Related Party Transaction, Description of Transaction	outstanding loan to a real estate development partnership
Accounts Payable, Related Parties, Current	$ 1,352,952
Trustee of an executive officer's irrevocable life insurance trust
Related Party Transaction, Description of Transaction	Effective September 23, 1995, the Company entered into a Split-Dollar Life Insurance Agreement with the Trustee of an executive officer’s irrevocable life insurance trust.
Accounts Payable, Related Parties, Current	299,062
Related Party Transaction, Amounts of Transaction	$ 2,679